Loans to/(From) Related Parties (Details) - Schedule of fair value financial instruments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Related parties
Assets	R 19,400	R 11,013
Liabilities	(891,977)	(8,362)
Non-current assets	19,400
Current assets		11,013
Current liabilities	(891,977)	(8,362)
Totals	(872,577)	2,651
J Marais [Member]
Related parties
Assets		13
Onecell Proprietary Limited [Member]
Related parties
Assets	19,400	11,000
J De Wet [Member]
Related parties
Liabilities	(4,829)	(5,679)
P Lim [Member]
Related parties
Liabilities	(2,854)	(2,683)
P Lim [Member]
Related parties
Liabilities	R (884,294)